Short-Term Investment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2021
Short-Term Investment [Abstract]
Total investment			$ 8,000,000
Net asset value	$ 3,336,256	$ 5,961,605
Investment loss	$ 2,625,349	$ 2,038,395